Consolidated shareholders’ equity - Summary of Expenses (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of classes of share capital [line items]
Expense recognized	€ 5	€ 4	€ 4
Employees share ownership plan
Disclosure of classes of share capital [line items]
Expense recognized		32	21
Expense recognized of which employers' contribution		€ 7	€ 8